Employee Benefit Plans (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Contributions to employee benefit plan	¥ 19.9	¥ 39.9	¥ 26.9
Ongoing obligation to employees subsequent to contributions to employee benefit plans	¥ 0.0